Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 1,033,972	$ 636,582	$ 654,006
Reportable Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,001,871	609,660	631,354
Assets not allocated to segments	$ 32,101	$ 26,922	$ 22,652